Loans and advances to clients (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans And Advances To Clients
Commercial, and industrial	R$ 223,321,961	R$ 215,967,128	R$ 191,281,653
Real estate-construction	58,242,768	54,738,607	45,791,869
Installment loans to individuals	240,227,475	220,115,963	178,652,145
Lease financing	2,863,086	2,533,004	2,096,359
Total	R$ 524,655,290	R$ 493,354,702	R$ 417,822,026